Other Long-term investments - Summary of Other Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other long-term investments
Available-for-sale debt investment	$ 3,000
Investments in equity securities without readily determinable fair values	13,775	$ 16,152
Total other long-term investments, gross	16,775	16,152
Less: Impairment of investments in equity securities without readily determinable fair values	(10,805)	(4,038)
Other long-term investments	$ 5,970	$ 12,114